Derivatives and hedging activities (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr (606)	SFr 49	SFr (24)	SFr (557)	SFr (314)
Gains/(losses) recognized in income on hedged items	619	(44)	14	575	314
Net gains/(losses) on the ineffective portion	13	5	(10)	18	0
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(606)	47	(26)	(559)	(316)
Gains/(losses) recognized in income on hedged items	619	(42)	16	577	316
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	0	2	2	2	2
Gains/(losses) recognized in income on hedged items	0	(2)	(2)	(2)	(2)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(6)	4	(1)	(2)	(1)
Gains/(losses) recognized in AOCI on derivatives	24	9	18	33	41
Gains/(losses) reclassified from AOCI into income	(7)	(6)	5	(13)	8
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(5)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(5)	59	13	54	27
Gains/(losses) reclassified from AOCI into income	9	9	5	18	9
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	29	(50)	5	(21)	14
Gains/(losses) reclassified from AOCI into income	(16)	(15)	0	(31)	(1)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	321	487	(279)	808	(220)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr 321	SFr 487	SFr (279)	SFr 808	SFr (220)